                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06434

                     Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE                     VALUE
------------                                                                    -----------   --------              --------------
               TAX-EXEMPT MUNICIPAL BONDS (157.2%)
               General Obligation (24.9%)
$     10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                          0.00%  06/30/10              $    8,760,800
       3,000   Los Angeles, California, Ser 2004 A (MBIA)                              5.00   09/01/24                   3,167,340
               Honolulu City & County, Hawaii,
       5,000      Ser 2003 A (MBIA)+++                                                 5.25   03/01/25                   5,326,050
       5,000      Ser 2003 A (MBIA)+++                                                 5.25   03/01/26                   5,301,125
               Chicago, Illinois,
       8,000      Refg Ser 1992 (Ambac)                                                6.25   01/01/11                   8,520,880
       2,000      Refg 2001 A (MBIA)                                                   0.00++ 01/01/21                   1,798,820
       2,000      Refg 2001 A (MBIA)                                                   0.00++ 01/01/22                   1,794,440
               Illinois,
      10,000      Ser 2001 (MBIA)                                                     5.375   04/01/15                  11,022,600
      10,000      Ser 2001 (MBIA)                                                     5.375   04/01/16                  11,086,400
       3,000   Brainerd Independent School District #181, Minnesota,
                  Ser 2002 A (FGIC)                                                   5.375   02/01/18                   3,217,920
       4,000   Clark County, Nevada, Transportation Impr Ltd Tax
                  Ser 06/01/92 B (Ambac)                                               6.50   06/01/17                   4,813,400
       1,880   King County, Washington, Refg 1998 Ser B (MBIA)                         5.25   01/01/34                   1,918,672
------------                                                                                                        --------------
      63,880                                                                                                            66,728,447
------------                                                                                                        --------------
               Educational Facilities Revenue (5.9%)
       2,000   Arizona Board of Regents, Arizona State University Ser 2004
                  COPs (Ambac)                                                         5.00   09/01/30                   2,090,360
               University of California,
       1,000      Limited Projects Ser 2005 B (FSA)                                    5.00   05/15/30                   1,050,680
       3,120      Ser 2007 J (FSA) +++                                                 4.50   05/15/31                   3,112,684
       2,880      Ser 2007 J (FSA) +++                                                 4.50   05/15/35                   2,873,246
       1,735   Orange County Educational Facilities Authority, Florida,
                  Rollins College Ser 2005 (Ambac)                                    5.125   12/01/28                   1,832,542
               Fulton County Development Authority, Georgia,
         900      Morehouse College Ser 2000 (Ambac)                                   6.25   12/01/21                     984,186
       1,700      Morehouse College Ser 2000 (Ambac)                                  5.875   12/01/30                   1,831,767
       2,000   University of North Carolina at Wilmington, Student Housing
                  Ser 2005 COPs (FGIC)                                                 5.00   06/01/36                   2,086,380
------------                                                                                                        --------------
      15,335                                                                                                            15,861,845
------------                                                                                                        --------------
               Electric Revenue (15.3%)
       2,000   Arkansas River Power Authority, Colorado,
                  Power Ser 2006 (XLCA)                                                5.25   10/01/40                   2,143,140
       2,000   Missouri Joint Municipal Electrical Utility Commission,
                  Plum Point Ser 2006 (MBIA)                                           5.00   01/01/25                   2,124,780
       1,000   Long Island Power Authority, New York, Ser 2006 A (XLCA)
                  South Carolina Public Service Authority, Santee Cooper               5.00   12/01/26                   1,056,840
       9,325   Ser 2002 B (FSA)                                                       5.375   01/01/17                   9,917,511
       2,000   Ser 2003 A (Ambac)                                                      5.00   01/01/27                   2,091,400
      10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)           5.875   05/15/16                  10,539,600
       3,000   Cowlitz County Public Utility District # 1, Washington,
                  Production Ser 2006 (MBIA)                                           5.00   09/01/31                   3,159,810
      10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)                 5.125   03/01/26                  10,366,200
------------                                                                                                        --------------
      39,325                                                                                                            41,399,281
------------                                                                                                        --------------
               Hospital Revenue (4.7%)
       3,000   Indiana Health Facilities Financing Authority,
                  Community Health Ser 2005 A (Ambac)                                  5.00   05/01/35                   3,128,490
       2,000   Louisiana Public Facilities Authority, Baton Rouge General
                  Medical Center-FHA Insured Mtge Ser 2004 (MBIA)                      5.25   07/01/33                   2,118,840
       4,000   Minneapolis, Minnesota, Fairview Health 2005 Ser D (Ambac)              5.00   11/15/34                   4,198,400
       2,000   New York State Dormitory Authority, Montefiore Hospital - FHA
                  Insured Mtge Ser 2004 A (FGIC)                                       5.00   08/01/29                   2,102,900
       1,000   Medical University, South Carolina, Hospital Authority, FHA
                  Insured Mtge Ser 2004 A (MBIA)                                       5.25   02/15/25                   1,065,570
------------                                                                                                        --------------
      12,000                                                                                                            12,614,200
------------                                                                                                        --------------
               Industrial Development/Pollution Control Revenue (2.5%)
       5,000   New York State Energy Research & Development Authority,
                  Brooklyn Union Gas Co 1996 Ser (MBIA)**                              5.50   01/01/21                   5,056,800

       1,500   Delaware County Industrial Development Authority,
                  Pennsylvania, Aqua Inc Ser A 2005 (AMT) (FGIC)                       5.00   11/01/37                   1,564,680
------------                                                                                                        --------------
       6,500                                                                                                             6,621,480
------------                                                                                                        --------------
               Mortgage Revenue - Multi-Family (1.4%)
       3,695   New Jersey Housing Mortgage Finance Authority, Home Buyer
                  Ser 2000 CC (AMT) (MBIA)                                            5.875   10/01/31                   3,728,661
------------                                                                                                        --------------
               Public Facilities Revenue (6.5%)
       2,000   Kern County Board of Education, California, Refg 2006 Ser A
                  COPs (MBIA)                                                          5.00   06/01/31                   2,107,360
       1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg
                  Ser 2004 A (FSA)                                                     5.00   07/01/37                   1,564,575
      12,000   Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA)+++           4.50   02/15/47                  11,865,780
       1,685   Oregon Department of Administrative Services, Ser 2005 B
                  COPs (FGIC)                                                          5.00   11/01/24                   1,782,123
------------                                                                                                        --------------
      17,185                                                                                                            17,319,838
------------                                                                                                        --------------
               Recreational Facilities Revenue (9.1%)
       6,500   Denver Convention Center Hotel Authority, Colorado,
                  Refg Ser 2006 (XLCA)                                                 5.00   12/01/35                   6,819,215
       4,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                      5.00   02/01/31                   4,208,680
               Iowa,
       3,600      Vision Iowa Ser 2001 (MBIA)                                          5.50   02/15/19                   4,113,756
       2,500      Vision Iowa Ser 2001 (MBIA)                                          5.50   02/15/20                   2,868,475
       1,000   Omaha Convention Hotel Corporation, Nebraska, Ser 2002 A
                  (Ambac)                                                              5.50   04/01/18                   1,073,430
               New York City Industrial Development Agency, New York,
       1,000      Queens Baseball Stadium Ser 2006 (Ambac)                             5.00   01/01/31                   1,063,060
       2,000      Yankee Stadium Ser 2006 (FGIC)                                       5.00   03/01/46                   2,099,320
       1,965   Hamilton County, Ohio, Sales Tax 2000 (Ambac)                           5.60   12/01/32                   2,049,259
------------                                                                                                        --------------
      22,565                                                                                                            24,295,195
------------                                                                                                        --------------
               Transportation Facilities Revenue (33.6%)
       5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)
                  (Ambac)                                                              6.00   11/15/18                   5,329,000
               Miami Dade County, Florida,
       2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                     5.25   10/01/18                   2,280,119
       2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                     5.25   10/01/19                   2,397,756
       5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                              5.00   01/01/33                   5,208,800
       5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                             5.25   07/01/21                   5,188,000
       4,000   Regional Transportation Authority, Illinois, Refg Ser 1999
                  (FSA)                                                                5.75   06/01/21                   4,693,080
               Chicago, Illinois,
       3,000      O'Hare Int'l Airport, Ser 2005 A (MBIA)                              5.25   01/01/25                   3,233,310
       2,000      O'Hare Int'l Airport Third Lien Ser 2003 (AMT) (FSA)                 5.75   01/01/23                   2,186,840
       2,500   Maryland Economic Development Corporation, Maryland Aviation
                  Administration Ser 2003 (AMT) (FSA)                                 5.375   06/01/22                   2,654,450
       8,000   Massachusetts Turnpike Authority, Metropolitan Highway Ser
                  1997 A (MBIA)+++                                                     5.00   01/01/37                   8,122,320
       5,000   Nevada Department of Business & Industry, Las Vegas Monorail
                  1st Tier Ser 2000 (Ambac)                                            0.00   01/01/21                   2,709,950
       2,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C
                  (FGIC)                                                               5.25   06/15/20                   2,169,620
       5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                       5.00   01/01/30                   5,231,350
               Metropolitan Transportation Authority, New York,
       6,805      State Service Contract Refg Ser 2002 B (MBIA)                        5.50   07/01/20                   7,361,105
      10,000      Transportation Refg Ser 2002 A (Ambac)                               5.50   11/15/17                  10,832,700
       2,000      Transportation Refg Ser 2002 A (FGIC)                                5.00   11/15/25                   2,098,100
               Pennsylvania Turnpike Commission,
       4,000      Ser R 2001 (Ambac)                                                   5.00   12/01/26                   4,176,520
       4,000      Ser A 2004 (Ambac)                                                   5.00   12/01/34                   4,229,000
       3,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                5.25   08/15/35                   3,115,530
               Port of Seattle, Washington, Passenger Facility
       4,010      Ser 1998 A (MBIA)+++                                                 5.00   12/01/23                   4,100,960
       2,500      Ser 2001 B (AMT) (MBIA)                                             5.625   02/01/24                   2,621,900
------------                                                                                                        --------------
      87,240                                                                                                            89,940,410
------------                                                                                                        --------------
               Water & Sewer Revenue (33.8%)
       1,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
                  Wastewater Ser 2004 (MBIA)                                           5.00   07/01/27                   1,050,820
       4,000   Eastern Municipal Water District, California, Water & Sewer
                  Refg Ser 2006 A COPs (MBIA)                                          5.00   07/01/32                   4,222,720
       5,000   Los Angeles Department Water & Power, California, 2006 Ser A-1
                  (Ambac)                                                              5.00   07/01/40                   5,282,000

       2,000   Sacramento County Sanitation Districts Financing Authority,
                  California, Sacramento Regional Ser 2006 (FGIC)                      5.00   12/01/36                   2,124,760
       5,000   San Diego County Water Authority, California, Ser 2004 A COPs
                  (FSA)                                                                5.00   05/01/29                   5,260,100
      10,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                             5.00   10/01/31                  10,294,700
       2,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                  5.00   11/01/29                   2,043,660
      10,000   Louisville & Jefferson County Metropolitan Sewer District,
                  Kentucky, Ser 1999 A (FGIC)                                          5.75   05/15/33                  10,573,500
       3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000
                  (FSA)                                                                5.50   11/15/25                   4,002,426
       5,000   Grand Strand Water & Sewer Authority, South Carolina,
                  Refg Ser 2001 (FSA)                                                  5.00   06/01/31                   5,191,500
               Austin, Texas,
      10,000      Water & Wastewater Refg Ser 2001 A & B (FSA)+++                     5.125   05/15/27                  10,189,425
       2,000      Water & Wastewater Ser 2004 A (Ambac)                                5.00   11/15/27                   2,096,420
      15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A
                  (FGIC)                                                               5.25   05/15/23                  16,115,549
               San Antonio, Texas,
       2,000      Water & Refg Ser 2002 (FSA)                                          5.50   05/15/18                   2,148,020
       2,500      Water & Refg Ser 2002 (FSA)                                          5.50   05/15/20                   2,680,075
       2,000      Water & Refg Ser 2002 A (FSA)                                        5.00   05/15/32                   2,076,020
       5,000   King County, Washington, Sewer Refg 2001 (FGIC)                         5.00   01/01/31                   5,178,100
------------                                                                                                        --------------
      86,300                                                                                                            90,529,795
------------                                                                                                        --------------
               Other Revenue (3.3%)
       2,500   California, Economic Recovery Ser 2004 A (MBIA)                         5.00   07/01/15                   2,697,275
       6,000   Golden State Tobacco Securitization Corporation, California,
                  Enhanced Asset Backed Ser 2005 A (FGIC)                              5.00   06/01/38                   6,276,240
------------                                                                                                        --------------
       8,500                                                                                                             8,973,515
------------                                                                                                        --------------
               Refunded (16.2%)
       2,390   San Jose Redevelopment Agency, California, Merged Area
                  Ser 2002 (MBIA)                                                      5.00   08/01/10                   2,522,478
       5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)            5.125   07/01/11+                  5,280,400
       5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)                   5.125   07/01/11+                  5,272,100
       5,000   Minneapolis - St Paul Metropolitan Airports Commission,
                  Minnesota, Ser 2001 C (FGIC)                                         5.25   01/01/11                   5,266,000
       2,500   University of North Carolina, Ser 2000 (Ambac)                          5.25   10/01/10+                  2,637,150
       8,035   Hamilton County, Ohio, Sales Tax 2000 (Ambac)                           5.60   12/01/10+                  8,468,569
       2,000   Pennsylvania Public School Building Authority, Philadelphia
                  School District Ser 2003 (FSA)                                       5.00   06/01/13+                  2,137,940
               Wichita Falls, Texas,
       2,000      Water & Sewer Ser 2001 (Ambac)                                      5.375   08/01/11+                  2,115,180
       3,000      Water & Sewer Ser 2001 (Ambac)                                      5.375   08/01/11+                  3,168,360
       3,000   Utah Board of Regents, University of Utah - Huntsman Cancer
                  Institute Refg Ser 2000 A (MBIA)                                     5.50+   04/01/10                  3,177,720
       3,000   Alexandria Industrial Development Authority, Virginia,
                  Institute for Defense Analysis Ser 2000 A (Ambac)                    5.90+   10/01/10                  3,246,660
------------                                                                                                        --------------
      40,925                                                                                                            43,292,557
------------                                                                                                        --------------
     403,450   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $401,647,614)                                                    421,305,224
------------                                                                                                        --------------
               SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (3.3%)
         700   North Central Texas Health Facility Development
                  Corporation, Presbyterian Medical Center Ser 1985 D
                  (Demand 02/01/07)                                                    3.70*  12/01/15                     700,000
       8,200   San Antonio Education Facilities Corporation, Texas, Trinity
                  University Ser 2002 (Demand 02/01/07)                                3.73*  06/01/33                   8,200,000
------------                                                                                                        --------------
       8,900   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION
                  (Cost $8,900,000)                                                                                      8,900,000
------------                                                                                                        --------------
     412,350   TOTAL INVESTMENTS (Cost $410,547,614)                                                                   430,205,224
------------                                                                                                        --------------
     (36,260)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
                  HELD (-13.5%)
               Notes with interest rates ranging from 3.44% to 3.65% at
                  January 31, 2007 and contractual maturities of collateral
                  ranging from 12/01/23 to 02/15/47 ++++ (c)
                  (Cost ($36,260,000))                                                                                 (36,260,000)
------------                                                                                                        --------------
$    376,090   TOTAL NET INVESTMENTS (Cost $374,287,614) (a) (b)                                            147.0%     393,945,224
============
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                          1.5        4,054,544
               PREFERRED SHARES OF BENEFICIAL INTEREST                                                      (48.5)    (130,026,776)
                                                                                                            -----   --------------
               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                 100.0%  $  267,972,992
                                                                                                            =====   ==============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

FHA   Federal Housing Authority.

+     Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++   Underlying security related to inverse floaters entered into by the Trust.

++++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2007.

*     Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $107,250.

(a) Securities have been designated as collateral in an amount equal to $17,851,109 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes is $374,281,947. The aggregate gross unrealized appreciation is $19,935,831 and the aggregate gross unrealized depreciation is $272,554, resulting in net unrealized appreciation of $19,663,277.

(c) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $50,891,590 are held by the Dealer Trust and serve as collateral for the $36,260,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

NUMBER OF                                                          UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT     DESCRIPTION, DELIVERY MONTH AND YEAR    AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------------------   ---------------   ------------
   165         Short     U.S. Treasury Notes 10 Year, March 2007    $(17,613,750)      $344,156
                                                                                       ========

                        Geographic Summary of Investments
           Based on Market Value as a Percent of Total Net Investments

Alaska                   2.0%
Arizona                  0.8
California               9.5
Colorado                 3.3
District of Columbia     1.0
Florida                  3.9
Georgia                  2.3
Hawaii                   4.9
Illinois                10.3
Indiana                  0.7
Iowa                     1.6
Kentucky                 3.4
Louisiana                0.5
Maryland                 0.6
Massachusetts            1.9
Michigan                 1.2
Minnesota                3.0
Missouri                 0.5
Nebraska                 0.3
Nevada                   1.7
New Jersey               2.6
New Mexico               0.4
New York                10.1
North Carolina           1.1
Ohio                     2.4
Oregon                   0.4
Pennsylvania             2.8
South Carolina           4.3
Texas                   14.7
Utah                     0.7
Virginia                 0.7
Washington               6.4
Joint exemptions*        0.0
                       -----
   Total+              100.0%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $17,613,750 with a total unrealized appreciation of $344,156.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


                                        3